Related party transactions - Significant Transactions (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties
Revenue	¥ 1,734,227,000	¥ 1,007,155,000	¥ 712,630,000
Revenue from lending services charged directly to borrowers	5,290,568
Ping An Group and its subsidiaries
Disclosure of transactions between related parties
Revenue	1,730,038,000	998,749,000	647,086,000
Revenue from lending services charged directly to borrowers	5,290,568	10,479,256	10,482,246
Purchase of services	1,285,595,000	758,505,000	675,793,000
Net gain on disposal of property, plant and equipment and intangible asset		13,321,000
Net gain from wealth management products issued by related parties	8,704,000	36,732,000	102,582,000
Net loss on derivatives	(281,691,000)	(244,000)	(2,438,000)
Investment income from loan to related party		417,000	193,000
Interest income on bank deposits	28,129,000	77,824,000	117,172,000
Leasing payment	19,991,000	19,623,000	41,217,000
Interest expenses	32,575,000	82,475,000	139,237,000
Third party lenders of subsidiary of Ping An Group
Disclosure of transactions between related parties
Revenue	3,230,878	14,495,191	129,927,000
Ping An Technology (Shenzhen) Co., Ltd
Disclosure of transactions between related parties
Revenue	6,546,653	4,240,432	9,255,000
Puhui Lixin
Disclosure of transactions between related parties
Revenue	¥ 4,189,000	¥ 8,406,000	¥ 65,544,000